Intangible Assets and Goodwill - Vasta Platform (Successor) (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Goodwill	R$ 3,307,805
Content & EdTech Platform
Intangible Assets and Goodwill
Goodwill	3,297,077
Digital Services Platform
Intangible Assets and Goodwill
Goodwill	R$ 10,728
Vasta Platform (Successor)
Intangible Assets and Goodwill
Goodwill		R$ 3,286,263
Vasta Platform (Successor) | Content & EdTech Platform
Intangible Assets and Goodwill
Goodwill		3,275,535
Vasta Platform (Successor) | Digital Services Platform
Intangible Assets and Goodwill
Goodwill		R$ 10,728